Document and Entity Information	Mar. 06, 2020
Cover [Abstract]
Entity Registrant Name	EAGLE MATERIALS INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	true
Entity Central Index Key	0000918646
Document Type	8-K/A
Document Period End Date	Mar. 06, 2020
Entity File Number	1-12984
Entity Tax Identification Number	75-2520779
Entity Address, Address Line One	5960 BERKSHIRE LANE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	DALLAS
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Eagle Materials Inc., a Delaware corporation (the “Company”), is filing this Current Report on Form 8-K/A (this “Amendment No. 1”) in order to file the historical financial statements and pro forma financial information required by Items 9.01 (a) and (b) of Form 8-K, as well as the independent auditor consent, which were omitted as permitted in paragraphs (a)(4) and (b)(2) of such Item from its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “Commission”) on March 6, 2020 (the “Original Form 8-K”) in connection with the acquisition of certain assets (the “Acquisition”) of Kosmos Cement Company, a Kentucky general partnership (the “Seller”). The financial statements and information filed with this Amendment No. 1 consist of the historical financial statements of the Seller specified in Rule 3-05(b) of Regulation S-X and the pro forma financial information required in connection with the Acquisition pursuant to Article 11 of Regulation S-X. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K; it does not purport to represent the actual results of operations that the Company would have achieved had it completed the Acquisition prior to the periods presented in the pro forma financial information and it is not intended to project the future results of operations that the Company may achieve after the Acquisition.